Inventories	12 Months Ended
Jun. 30, 2011
Inventories [Abstract]
INVENTORIES
NOTE 3: INVENTORIES
Inventories consist of the following:

June 30,	2011	2010

U.S. inventories at current cost	$280,875	$268,021
Foreign inventories at average cost	60,837	48,403

	341,712	316,424
Less: Excess of current cost over LIFO cost for U.S. inventories	137,646	143,171

Inventories on consolidated balance sheets	$204,066	$173,253

In fiscal 2011 and 2010, reductions in certain U.S. inventories resulted in the liquidation of LIFO inventory quantities carried at lower costs prevailing in prior years. As a result, LIFO benefits reduced cost of goods sold by $5,300 in fiscal 2011 and $23,500 in fiscal 2010. The LIFO reserves were reduced by the same amounts. If inventory levels had remained constant with the prior year’s levels, instead of recording these benefits, the Company would have recorded LIFO expense of $7,000 in fiscal 2011 and $19,200 in fiscal 2010. Therefore, the overall impact of LIFO layer liquidations increased gross profit by $12,300 in fiscal 2011 and $42,700 in fiscal 2010.